Asset transfers (Tables)	12 Months Ended
Dec. 31, 2018
Asset transfers
Schedule of Assets subject to securities repurchase agreements or security lending transactions

	2018	2017
The following assets have failed derecognition (1)	£m	£m
Trading assets	14,020	10,463
Other financial assets	9,890	13,717
	23,910	24,180

Note:

(1)	Associated liabilities were £23,222 million (2017 - £23,692 million).

Schedule of assets pledged as collateral

	2018	2017
Assets pledged against liabilities	£m	£m
Trading assets	35,571	36,631
Loans to banks - amortised cost	1,050	738
Loans to customers - amortised cost	25,930	31,312
Other financial assets	713	3,397
	63,264	72,078

Liabilities secured by assets
Bank deposits	16,326	20,226
Derivatives	21,884	22,956
	38,210	43,182